CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Current liabilities [abstract]
CURRENT LIABILITIES

9.	CURRENT LIABILITIES
Deferred Revenue

Deferred revenue relates to prepaid and unearned revenue received from tenants and fluctuates with the timing of rental receipts.
Accounts Payable and Accrued Liabilities

As at December 31,	2024	2023
Accounts payable	$13,540	$11,400
Commodity tax payable	7,521	5,779
Tenant security deposits	6,689	6,093
Employee unit-based compensation	7,957	7,752
Trustee/director unit-based compensation	9,865	9,364
Accrued salaries, incentives and benefits	6,988	6,516
Accrued interest payable	20,462	15,135
Accrued construction costs	2,282	11,009
Accrued professional fees	1,404	1,320
Acquisition related liabilities	28	907
Accrued property operating costs	10,714	9,744
Other tenant related liabilities	7,671	8,621
Accrued foreign exchange collar liabilities	1,329	—
Stock buyback tax payable	905	—
Other accrued liabilities	1,719	696
	$99,074	$94,336